Loss Before Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Loss Before Income Tax
17.	LOSS BEFORE INCOME TAX

a.	Other gains and losses

	For the three months ended March 31
	2018	2019
Net foreign exchange losses	$(265,714)	$(83,122)
Loss on disposal of property, plant and equipment	—	(4,213)
Others	3,288	7,780

	$(262,426)	$(79,555)

b.	Finance costs

	For the three months ended March 31
	2018	2019
Interest on government loans	$112,275	$109,826
Other interest expenses	—	85,635
Interest on lease liabilities	—	4,239

	$112,275	$199,700

c.	Depreciation and amortization

	For the three months ended March 31
	2018	2019
Property, plant and equipment	$56,936	$59,862
Right-of-use assets	—	56,739
Computer software	1,468	1,412

	$58,404	$118,013

All depreciation and amortization expenses were recognized as general and administrative expenses for the three months ended March 31, 2018 and 2019.

d.	Employee benefits expense

	For the three months ended March 31
	2018	2019
Short-term benefits	$2,065,944	$1,615,607
Post-employment benefits (Note 14)	133,482	127,148
Share-based payments (Note 20)
Equity-settled	167,519	16,902
Cash-settled	585,000	269,310

Total employee benefits expense	$2,951,945	$2,028,967

An analysis of employee benefits expense by function
General and administrative expenses	$2,100,203	$1,520,064
Research and development expenses	851,742	508,903

	$2,951,945	$2,028,967

e.	Employees’ compensation and remuneration of directors

Under the Company’s Articles of Incorporation, the Company shall accrue employees’ compensation and remuneration of directors at the rates of no less than 0.1% and no higher than 1%, respectively, of profit before income tax, net of employees’ compensation and remuneration of directors.

The Company had accumulated deficits for the three months ended March 31, 2018 and 2019; therefore, no compensation for employees and remuneration of directors was accrued.

16.	LOSS BEFORE INCOME TAX

a.	Other gains and losses

	For the Year Ended December 31
	2016	2017	2018
Net foreign exchange gains (losses)	$165,807	$(667,130)	$95,894
Fair value changes of financial assets mandatorily classified as at FVTPL	—	—	60,004
Loss on disposal of property, plant and equipment	(12,316)	(31,298)	—
Others	(26,019)	(263)	57,345

	$127,472	$(698,691)	$213,243

b.	Finance costs

	For the Year Ended December 31
	2016	2017	2018
Interest on government loans	$417,812	$416,698	$441,474
Preference share dividends	87,889	—	—
Interest on CSL loan	18,437	—	—
Other interest expenses	—	—	50,430

	$524,138	$416,698	$491,904

c.	Depreciation and amortization

	For the Year Ended December 31
	2016	2017	2018
Property, plant and equipment	$65,874	$200,918	$235,410
Computer software	10,010	9,058	6,355

	$75,884	$209,976	$241,765

All depreciation and amortization expenses were recognized as general and administrative expenses for the years ended December 31, 2016, 2017 and 2018.

d.	Employee benefits expense

	For the Year Ended December 31
	2016	2017	2018
Short-term benefits	$5,212,357	$7,062,311	$8,002,069
Post-employment benefits (Note 13)	251,187	329,455	424,157
Share-based payments (Note 19)
Equity-settled	1,419,923	769,595	451,060
Cash-settled	—	357,000	838,677

Total employee benefits expense	$6,883,467	$8,518,361	$9,715,963

An analysis of employee benefits expense by function
General and administrative expenses	$4,224,919	$4,664,285	$6,294,470
Research and development expenses	2,658,548	3,854,076	3,421,493

	$6,883,467	$8,518,361	$9,715,963

e.	Employees’ compensation and remuneration of directors

Under the Company’s Articles of Incorporation, the Company shall accrue employees’ compensation and remuneration of directors at the rates of no less than 0.1% and no higher than 1%, respectively, of profit before income tax, net of employees’ compensation and remuneration of directors.

The Company had accumulated deficits for the years ended December 31, 2016, 2017 and 2018; therefore, no compensation for employees and remuneration of directors was accrued.